Shareholder Report, Holdings (Details) - VIP Investment Grade Central Fund	Jun. 30, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	33.80%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	63.50%
QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.20%
QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	14.40%
QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
United States
Holdings [Line Items]
Percent of Net Asset Value	90.40%
GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	45.40%
AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	24.10%
AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	18.10%
AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.00%
AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%